Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
DERIVATIVES
NET EXPOSURE	$ 2,420,411	$ 3,619,485
Cattle [Member]
DERIVATIVES
NET EXPOSURE	(17,150)	(101)
Grain [Member]
DERIVATIVES
NET EXPOSURE	117,002	114,097
Future contracts [Member] | Cattle [Member]
DERIVATIVES
NET EXPOSURE	(17,150)	(101)
Future contracts [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	50,112
Purchase orders [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	66,890	114,097
Operating Subtotal [Member]
DERIVATIVES
NET EXPOSURE	2,869,811	3,230,355
Operating Subtotal [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	66,890	114,097
Derivatives subtotal [Member]
DERIVATIVES
NET EXPOSURE	(449,400)	389,130
Derivatives subtotal [Member] | Grain [Member]
DERIVATIVES
NET EXPOSURE	50,112
Firm contracts of cattle purchase [Member]
DERIVATIVES
NET EXPOSURE	2,869,811	3,230,355
Deliverable Forwards [Member]
DERIVATIVES
NET EXPOSURE	$ (449,400)	$ 389,130